Cover - shares	12 Months Ended
	Dec. 31, 2025	May 15, 2026
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A amends the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission on May 15, 2026 and amended on July 21, 2026. This Amendment is being filed solely to replace Item 18, “Financial Statements,” with revised audited financial statements and related notes in response to comments received from the Staff of the Securities and Exchange Commission. In connection with this Amendment, the Company is also filing an updated consent of its independent registered public accounting firm and new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report, as amended.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42557
Entity Registrant Name	RedCloud Holdings plc
Entity Central Index Key	0002027360
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	50 Liverpool Street
Entity Address, Address Line Two	(Jurisdiction of Incorporation or Organization)
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M 7PY
Title of 12(b) Security	Ordinary shares, par value £0.002 per share
Trading Symbol	RCT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		59,362,026
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of RedCloud Holdings plc (the “Company”) as of December 31, 2025, the related consolidated statements of operations, comprehensive loss, stockholders’ deficit, and cash flows for the year in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Turner, Stone & Company, L.L.P
Auditor Firm ID	76
Auditor Location	Dallas, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 Liverpool Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M 7PY
City Area Code	+44 (0)
Local Phone Number	207 754 3735
Contact Personnel Name	Justin Floyd
Contact Personnel Email Address	justin.floyd@redcloudtechnology.com